COMMITMENTS AND CONTINGENCIES	9 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 15 — COMMITMENTS AND CONTINGENCIES

Commitments

The total future minimum lease payments including the agreed property management fee under the non-cancellable operating lease with respect to the office as of March 31, 2025 are payable as follows:

Contractual Obligations as of March 31, 2025	Lease Commitment
Within one year	$62,669
Within two to three years	$11,837
Total	$74,506

Contingencies

The Company may be involved in various legal proceedings, claims, and other disputes arising from the commercial operations, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss for a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. The Company was not aware of any litigation, lawsuits, or claims as of March 31, 2025.